Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Revenue	$ 66,120	$ 47,501	$ 175,066	$ 146,982	$ 197,770	$ 204,527
Cost of Revenue, excluding depreciation and amortization stated below	53,795	37,877	143,709	120,324	163,903	169,714
Gross Profit	12,325	9,624	31,357	26,658	33,867	34,813
Operating Expenses:
Selling, general and administrative expenses	11,043	8,463	30,416	25,811	35,305	37,506
Impairment of goodwill					3,104	2,969
Depreciation and amortization	787	688	2,140	2,122	2,758	3,118
Total Operating Expenses	11,830	9,151	32,556	27,933	41,167	43,593
Income (Loss) From Operations	495	473	(1,199)	(1,275)	(7,300)	(8,780)
Other (Expenses) Income:
Interest expense and amortization of debt discount and deferred financing costs	(1,127)	(1,006)	(3,030)	(3,432)	(3,856)	(7,195)
Amortization of debt discount and deferred financing costs			(518)	(365)	(359)	(559)
Re-measurement loss on intercompany note	1,009	(315)		(219)	(260)	584
Gain on business sale						124
Interest expense – restructuring						(41)
Gain on extinguishment of debt - PPP Loan		9,504		19,609
PPP forgiveness gain					19,609
Other income (loss), net	717	188	738	292	(33)	125
Total Other (Expenses) Income, net	599	8,371	(2,292)	16,250	15,101	(6,962)
Income (Loss) Before Benefit from Income Tax	1,094	8,844	(3,491)	14,975	7,801	(15,742)
Benefit (Provision) from Income taxes	(62)	(131)	(65)	(102)	357	100
Net Income (Loss)	1,032	8,713	(3,556)	14,873	8,158	(15,642)
Deemed
Deemed Dividend				1,798	1,798	4,690
Earnings allocated to participating securities		(1,077)		(1,763)	2,395
Net Income (Loss) Attributable to Common Stockholders	$ 1,032	$ 7,553	$ (3,556)	$ 10,517	$ 3,170	$ (23,685)
Net Income (Loss) Attributable to Common Stockholders - Basic	$ 0.43	$ 7.00	$ (1.80)	$ 14.26	$ 3.30	$ (158.40)
Weighted Average Shares Outstanding – Basic	2,401,961	1,079,050	1,980,398	737,729	952,207	149,515
Earnings (Loss) allocated to participating securities– Diluted (Footnote 3)	$ 1,032	$ 7,636	$ (3,556)	$ 11,312	$ 3,965
Earnings (Loss) per Share Attributed to Common Stockholders - Diluted	$ 0.43	$ 6.89	$ (1.80)	$ 13.40	$ 3.70	$ (158.40)
Weighted Average Shares Outstanding – Diluted	2,401,961	1,107,910	1,980,398	844,929	1,062,541	149,515
Series A Preferred Stock [Member]
Other (Expenses) Income:
Deemed						$ 125
Series E Preferred Stock [Member]
Other (Expenses) Income:
Deemed				319	319	2,472
Series E-1 Preferred Stock [Member]
Other (Expenses) Income:
Deemed				192	192	756
Series G Preferred Stock [Member]
Other (Expenses) Income:
Deemed		43		166	166
Series G One Preferred Stock [Member]
Other (Expenses) Income:
Deemed		$ 40		$ 118	$ 118